CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 80,233	€ 11,565
Negative fair value	(19,993)	(36,520)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	78,046	10,672
Negative fair value	(17,748)	(36,135)
Currency risk | Other foreign exchange derivative
Disclosure of detailed information about financial instruments [line items]
Positive fair value	2,187	893
Negative fair value	(2,245)	(385)
Currency risk | Cash flow hedges | Forward contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	41,270	4,437
Negative fair value	(16,976)	(34,973)
Commodity price risk | Cash flow hedges | Commodities contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	5	182
Negative fair value	(772)	(1,162)
Interest rate risk | Cash flow hedges | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	36,771	6,053
Negative fair value	€ 0	€ 0